Vanguard Total Corporate Bond ETF Average Annual Total Returns - ETF Prospectus [Member]		12 Months Ended	60 Months Ended	86 Months Ended	120 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Corporate Bond Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		2.13%	0.30%	1.84%
Bloomberg U.S. Aggregate Float Adjusted Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.33%	(0.27%)	0.99%	1.39%
ETF Shares
Prospectus [Line Items]
Performance Inception Date	Nov. 07, 2017
ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		0.29%	(1.18%)	0.36%
ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.25%	(0.43%)	0.75%
ETF Shares | Based on NAV[Member]
Prospectus [Line Items]
Average Annual Return, Percent		2.13%	0.16%	1.74%
ETF Shares | Based on Market Price[Member]
Prospectus [Line Items]
Average Annual Return, Percent		2.16%	0.16%	1.75%